Fair Value Measurements (Narrative) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 2,744	$ 2,897
Obligations related to securities sold under repurchase agreement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	$ 9,736	$ 7,974